Schedule of Components of (Loss) Income Before Taxes from Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Domestic			$ (1,839)	$ 36
Foreign			(1,152)	(12,030)
Income / (loss) before income taxes	$ (167)	$ (4,206)	$ (2,991)	$ (11,994)